TRANSACTIONS WITH RELATED PARTIES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Total assets		R$ 6,809
INCOME
Dividends receivable	R$ 39,380	101,510	R$ 62,045
FEDERAL GOVERNMENT
ASSETS
Customers/Receivables	22,673	2,245
Other assets	3,300	1,991
Total assets	25,973	4,236
LIABILITIES
Suppliers	5,108,628	5,937,476
Reimbursement obligations		700,582
Total liabilities	5,108,628	6,638,058
INCOME
Other Revenue	51,708	51,403
Total income (expense)	51,708	51,403
Federal Government - BNDES
LIABILITIES
Loans and financing payable	8,738,156	10,647,232
Federal Government Banco da Amazonia
LIABILITIES
Total liabilities	566,038	647,787
Federal Government - Banco do Brasil
LIABILITIES
Total liabilities	5,184,096	3,108,658
Federal Government - Caixa Economica Federal
LIABILITIES
Total liabilities	9,320,284	10,432,241
Federal Government - FIDC
LIABILITIES
Total liabilities	666,401
Federal Government - Global Reversal Reserve
LIABILITIES
Total liabilities	7,420,021	6,647,839
Tesouro Nacional
ASSETS
Total assets	2,598,348	2,705,947
LIABILITIES
Total liabilities	2,598,348	2,705,947
NATIONAL TREASURY
LIABILITIES
Total liabilities	8,738,156	10,647,232
NORTE BRASIL
ASSETS
Customers/Receivables		203
Total assets	122	203
LIABILITIES
Suppliers	122
Provisions	992	1,538
Total liabilities	992	1,538
INCOME
Revenue from services rendered	1,098	1,035
Fees for use of electricity network	(12,067)	(14,267)
Total income (expense)	(10,969)	(13,232)
ETAU
ASSETS
Other receivables	40	10
Dividends/interest on equity receivable	3,163	5,616
Total assets	3,203	5,626
INCOME
Revenue from services rendered	1,001	928
Fees for use of electricity network	(37)	(43)
Total income (expense)	964	885
ESBR
ASSETS
Customers/Receivables	14,846	9,487
Advances for future capital increase	734,400	535,200
Total assets	749,246	544,687
LIABILITIES
Suppliers		17,630
Energy purchased for resale	19,660	17,206
Total liabilities	19,660	34,836
INCOME
Other Revenue	3,677	7,369
Revenue from services rendered	54,824
Expenses, energy purchased	(402,578)	(399,299)
Revenue from use of Electricity		48,206
Financial Expenses		(15,484)
Total income (expense)	(344,077)	(359,208)
Costa Oeste Transmissora de Energia
ASSETS
Dividends/interest on equity receivable		300
Total assets		300
INCOME
Fees for use of electricity network	(9)	12
Total income (expense)	(9)	(12)
TSBE - Transmissora Sul Brasileira de Energia S.A.
INCOME
Other Revenue	90	83
Revenue from services rendered	3,626	2,736
Fees for use of electricity network	(67)	(82)
Total income (expense)	3,649	2,737
MARUMBI
ASSETS
Dividends/interest on equity receivable		961
Advances for future capital increase		880
Total assets		1,841
INCOME
Fees for use of electricity network	(19)	(23)
Total income (expense)	(19)	(23)
TDG
ASSETS
Customers/Receivables	231	225
Advances for future capital increase	101,000	101,000
Total assets	101,231	101,225
LIABILITIES
Suppliers		115
Total liabilities		115
INCOME
Revenue from services rendered	2,715	2,688
Fees for use of electricity network	(1,155)	(1,432)
Total income (expense)	1,560	1,256
MANAUS TRANSMISSAO
ASSETS
Other assets	1,067	1,067
Dividends/interest on equity receivable	1,993	3,934
Advances for future capital increase	415	415
Total assets	3,475	5,416
LIABILITIES
Suppliers		1,994
Other liabilities	597
Total liabilities	597	1,994
INCOME
Fees for use of electricity network	(15,387)	(1,679)
Total income (expense)	(15,387)	(1,679)
MADEIRA ENERGIA
ASSETS
Other receivables	358,084	359,959
Total assets	358,084	359,959
INCOME
Financial revenue	5,693	55,759
Other expenses (revenue)	(220,105)
Financial Expenses	(7,568)
Total income (expense)	(221,980)	55,759
IE MADEIRA
ASSETS
Dividends/interest on equity receivable	20,737	30,630
Total assets	20,737	30,630
LIABILITIES
Suppliers	1,327	1,547
Obligations/Accounts payable	411	335
Total liabilities	1,738	1,882
INCOME
Other expenses (revenue)	(3,621)
Revenue from services rendered	513	199
Fees for use of electricity network	(41,016)	(51,903)
Total income (expense)	(44,124)	(51,704)
MANAUS CONSTRUCAO
ASSETS
Dividends/interest on equity receivable	9,229	9,178
Total assets	9,229	9,178
STN
ASSETS
Customers/Receivables	309	304
Dividends/interest on equity receivable	7,839	8,974
Total assets	8,148	9,278
LIABILITIES
Suppliers		842
Total liabilities		842
INCOME
Revenue from services rendered	3,690	3,503
Fees for use of electricity network	(8,267)	(9,887)
Total income (expense)	(4,577)	(6,384)
INTESA - Integracao Transmissora de Energia S.A.
ASSETS
Customers/Receivables		548
Other assets	371
Dividends/interest on equity receivable	1,241	1,172
Total assets	1,612	1,720
LIABILITIES
Suppliers		1,577
Other liabilities	397
Total liabilities	397	1,577
INCOME
Other Revenue		4,154
Revenue from services rendered	4,916
Fees for use of electricity network	(11,501)	(7,719)
Expenses, energy purchased	(123,710)
Other expenses		6,300
Total income (expense)	(130,295)	(9,865)
EAPSA - Energetica Aguas da Pedra S.A.
ASSETS
Customers/Receivables	317	190
Other assets	193
Dividends/interest on equity receivable	4,675	4,743
Total assets	5,185	4,933
INCOME
Revenue from use of Electricity	2,124	197
Total income (expense)	2,124	197
SETE GAMELEIRAS
ASSETS
Dividends/interest on equity receivable	1,290	293
Total assets	1,290	293
S. PEDRO DO LAGO
ASSETS
Dividends/interest on equity receivable	1,290	341
Total assets	1,290	341
INCOME
Revenue from services rendered		341
Total income (expense)		341
PEDRA BRANCA
ASSETS
Dividends/interest on equity receivable	2,035	757
Total assets	2,035	757
BRASVENTOS MIASSABA
ASSETS
Customers/Receivables	177
Dividends/interest on equity receivable	1,312
Total assets	1,489
INCOME
Revenue from use of Electricity	2,045	1,415
Total income (expense)	2,045	1,415
BRASVENTOS EOLO
ASSETS
Customers/Receivables	151
Advances for future capital increase		316
Total assets	151	316
INCOME
Other Revenue		540
Revenue from use of Electricity	1,747	666
Total income (expense)	1,747	1,206
ENERPEIXE
ASSETS
Customers/Receivables	590	285
Dividends/interest on equity receivable	15,878	26,446
Total assets	16,468	26,731
INCOME
Revenue from services rendered		379
Revenue from use of Electricity	4,053	2,475
Total income (expense)	4,053	2,854
TRANSLESTE
ASSETS
Dividends/interest on equity receivable	1,250	282
Total assets	1,250	282
LIABILITIES
Suppliers	122	179
Total liabilities	122	179
INCOME
Fees for use of electricity network	(1,376)	(1,544)
Total income (expense)	(1,376)	(1,544)
TRANSUDESTE
ASSETS
Dividends/interest on equity receivable	979	1,256
Total assets	979	1,256
LIABILITIES
Suppliers		111
Total liabilities		111
INCOME
Other Revenue	193	182
Revenue from services rendered	180	169
Fees for use of electricity network	(854)	(976)
Total income (expense)	(481)	(625)
TRANSIRAPE
ASSETS
Dividends/interest on equity receivable	1,413	678
Total assets	1,413	678
LIABILITIES
Suppliers		111
Total liabilities		111
INCOME
Fees for use of electricity network	(851)	(885)
Total income (expense)	(851)	(885)
CENTROESTE
ASSETS
Dividends/interest on equity receivable	1,154
Total assets	1,154
INCOME
Other Revenue	103
Revenue from services rendered	855	894
Fees for use of electricity network	(578)	(672)
Total income (expense)	380	222
BAGUARI
ASSETS
Advances for future capital increase	315	316
Total assets	315	316
INCOME
Revenue from use of Electricity	348	212
Total income (expense)	348	212
RETIRO BAIXO
ASSETS
Dividends/interest on equity receivable	2,535	2,107
Advances for future capital increase	1,225	1,225
Total assets	3,760	3,332
SERRA FACAO ENERGIA
ASSETS
Other receivables	101
Total assets	101
INCOME
Revenue from services rendered	190	142
Other expenses		20
Revenue from sale of Electricity	2,901
Total income (expense)	3,091	122
CHAPECOENSE
ASSETS
Other receivables	740	740
Dividends/interest on equity receivable	25,674	24,625
Total assets	26,414	25,365
TRANSENERGIA RENOVAVEL
ASSETS
Dividends/interest on equity receivable	6,851	14,762
Total assets	6,851	14,762
LIABILITIES
Total liabilities		64
INCOME
Fees for use of electricity network	(644)	(723)
Other expenses	43,686
Total income (expense)	(44,330)	(723)
MGE TRANSMISSAO
ASSETS
Other receivables		161
Dividends/interest on equity receivable	7,576	6,547
Total assets	7,576	6,724
LIABILITIES
Suppliers		113
Total liabilities		113
INCOME
Other Revenue	194	183
Revenue from services rendered		1,679
Fees for use of electricity network	(1,176)	(1,393)
Other expenses	161
Total income (expense)	(1,143)	469
GOIAS TRANSMISSAO
ASSETS
Other receivables		254
Dividends/interest on equity receivable	22,030	17,936
Total assets	22,030	18,190
LIABILITIES
Suppliers	138	192
Total liabilities	138	192
INCOME
Revenue from services rendered		3,258
Fees for use of electricity network	(1,963)	(2,340)
Other expenses	54,640
Total income (expense)	(56,603)	918
TRANS. SAO PAULO
ASSETS
Dividends/interest on equity receivable	848	2,557
Total assets	848	2,557
INCOME
Other Revenue		198
Revenue from services rendered		1,701
Fees for use of electricity network	(305)	(336)
Total income (expense)	(305)	1,563
CALDAS NOVAS
ASSETS
Dividends/interest on equity receivable	3,626	1,038
Total assets	3,626	1,038
INCOME
Other Revenue	187	175
Revenue from services rendered	721	891
Total income (expense)	908	1,066
IE GARANHUNS
ASSETS
Dividends/interest on equity receivable		9,891
Total assets		9,891
LIABILITIES
Total liabilities		529
INCOME
Revenue from services rendered	482	445
Total income (expense)	482	445
LUZIANIA NIQUELANDIA TRANSMISSORA
LIABILITIES
Suppliers		16
Total liabilities		16
INCOME
Revenue from services rendered	361	616
Fees for use of electricity network	(154)	(197)
Total income (expense)	207	419
TSLE - Transmissora Sul Litoranea de Energia S.A.
ASSETS
Advances for future capital increase		87,394
Total assets		87,394
INCOME
Revenue from services rendered	980	812
Fees for use of electricity network	(106)	(131)
Total income (expense)	874	681
NORTE ENERGIA
ASSETS
Customers/Receivables	5,326	3,965
Other assets	8,959
Dividends/interest on equity receivable	3,954
Total assets	18,239	3,965
LIABILITIES
Other liabilities	1,030
Total liabilities	1,030
INCOME
Other Revenue		57,119
Revenue from services rendered	69,073
Other expenses	(11,639)
Revenue from use of Electricity	25,796
Total income (expense)	106,508	57,119
AETE
ASSETS
Other assets	190	191
Total assets	190	191
LIABILITIES
Suppliers		175
Other liabilities	109
Total liabilities	109	175
INCOME
Financial revenue	325
Revenue from services rendered	2,544	2,533
Fees for use of electricity network	(1,793)
Other expenses		(2,124)
Total income (expense)	1,076	4,657
BRASNORTE
ASSETS
Other assets		855
Total assets		855
INCOME
Revenue from services rendered	159
Fees for use of electricity network	(999)
Other expenses		1,177
Total income (expense)	(840)	(1,177)
TME - TRANSMISSORA MATOGROSSENSE DE ENERGIA
LIABILITIES
Other liabilities	179
Total liabilities	179	239
INCOME
Revenue from services rendered	794
Fees for use of electricity network	(2,084)
Total income (expense)	(1,290)
TRANSNORTE
INCOME
Revenue from services rendered	681
Fees for use of electricity network	(241)
Other expenses		333
Total income (expense)	440	(333)
CTEEP
ASSETS
Other assets		641
Dividends/interest on equity receivable		1,630
Loans and financing	111	154
Reimbursement rights (RBNI)		39,114
Total assets	111	41,539
EMAE
ASSETS
Dividends/interest on equity receivable	12,753	6,213
Total assets	12,753	6,213
INCOME
Other expenses		227
Total income (expense)		(227)
Triangulo Mineiro Trans. S.A.
INCOME
Revenue from services rendered		198
Fees for use of electricity network	(1,422)
Other expenses	41,161
Total income (expense)	(42,583)	198
CEPEL
INCOME
Operating expenses	(3,376)
Total income (expense)	(3,376)	(12,670)
Paranaiba Transmissora de Energia S.A.
ASSETS
Dividends/interest on equity receivable	7,093
Advances for future capital increase	2,082
Total assets	9,175
LIABILITIES
Suppliers	405
Total liabilities	405
INCOME
Revenue from services rendered		667
Fees for use of electricity network	(3,479)	(527)
Total income (expense)	(3,479)	140
FRONTEIRA OESTE (FOTE)
ASSETS
Other receivables		1,822
Advances for future capital increase	37,467	16,144
Total assets	37,467	17,966
INCOME
Revenue from services rendered	596	777
Total income (expense)	596	777
Vale do Sao Bartolomeu Transmissora de Energia S.A.
ASSETS
Other receivables	337	389
Total assets	337	389
INCOME
Other Revenue	307	515
Revenue from services rendered	1,322	760
Fees for use of electricity network	(236)
Total income (expense)	1,393	1,275
MATA DE SANTA GENEBRA
ASSETS
Dividends/interest on equity receivable	3,251
Total assets	3,251
LAGOA AZUL TRANSMISSORA
ASSETS
Dividends/interest on equity receivable	249
Total assets	249
INCOME
Other Revenue		106
Revenue from services rendered		368
Fees for use of electricity network	(153)
Total income (expense)	(153)	474
ITAGUACU DA BAHIA ENERGIAS RENOVAVEIS
ASSETS
Advances for future capital increase	72,814	67,130
Total assets	72,814	67,130
LIABILITIES
Provisions	633
Total liabilities	633
BELO MONTE TRANSMISSORA SPE S.A.
ASSETS
Other assets		584
Other receivables	553	553
Total assets	553	1,137
LIABILITIES
Suppliers	1,019
Total liabilities	1,019
INCOME
Revenue from services rendered	2,882
Fees for use of electricity network	(1,019)
Financial Expenses	(961)	(288)
Dividends receivable	902
Total income (expense)		(288)
ITAIPU
ASSETS
Dividends/interest on equity receivable	1,654	4,314
Loans and financing	8,699,591	10,770,787
Total assets	8,701,245	10,775,100
INCOME
Dividends		1,952
Revenue from interest, fees, charges, and exchange variation	(828,011)	(1,417,999)
Total income (expense)	(828,011)	(1,416,047)
SANTO ANTONIO ENERGIA
ASSETS
Customers/Receivables	33,525	12,289
Other receivables	682	748
Total assets	34,207	13,037
INCOME
Financial revenue		26,747
Revenue from services rendered		3,240
Other expenses	211	723
Revenue from use of Electricity	116,086	60,653
Revenue from sale of Electricity	76,373	72,051
Total income (expense)	192,248	161,968
ELETROS
LIABILITIES
Contributions payable - sponsor	28,830	31,059
Provisions	578,666	394,035
Total liabilities	607,496	425,094
INCOME
Expenses from interest, fees and charges and exchange variation	(3,462)	(2,644)
Sponsor contributions	(34,265)	(33,156)
Total income (expense)	(37,726)	(35,800)
CEEE-GT
ASSETS
Reimbursement rights (RBNI)		15,039
Total assets		15,039
ENERGISA MT
ASSETS
Dividends/interest on equity receivable	3,039	396
Loans and financing		264,723
Total assets	3,039	265,119
INCOME
Revenue from interest, fees, charges, and exchange variation	10,333	29,002
Total income (expense)	10,333	29,002
CEMAR
ASSETS
Dividends/interest on equity receivable	30,962	25,506
Loans and financing	132,001	217,676
Total assets	162,963	243,182
INCOME
Revenue from interest, fees, charges, and exchange variation	6,036	20,359
Total income (expense)	6,036	20,359
LAJEADO ENERGIA
ASSETS
Dividends/interest on equity receivable	55,896	9,692
Total assets	55,896	9,692
CEB Lajeado
ASSETS
Dividends/interest on equity receivable	9,800
Total assets	9,800
INCOME
Revenue from interest, fees, charges, and exchange variation		672
Total income (expense)		672
Paulista Lajeado
ASSETS
Dividends/interest on equity receivable	2,666	1,210
Total assets	2,666	1,210
CEEE-D
ASSETS
Loans and financing	20,222	24,368
Total assets	20,222	24,368
INCOME
Revenue from interest, fees, charges, and exchange variation	1,521	1,854
Total income (expense)	1,521	1,854
CELG Geracao e Transmissao - CELG GT
ASSETS
Reimbursement rights (RBNI)		6,809
FOZ DO CHAPECO
ASSETS
Customers/Receivables	923	456
Other receivables		123
Total assets	923	579
INCOME
Revenue from services rendered	197	258
Revenue from interest, fees, charges, and exchange variation	8,473	5,209
Total income (expense)	8,670	5,467
TIJOA PARTICIPACOES E INVESTIMENTOS S.A.
ASSETS
Customers/Receivables	1,023	385
Total assets	1,023	385
INCOME
Other Revenue	104
Revenue from services rendered	1,508
Revenue from use of Electricity	8,036
Total income (expense)	9,648	4,319
CSE CENTRO DE SOLUCOES ESTRATEGICAS S.A.
ASSETS
Customers/Receivables	144
Total assets	144
INCOME
Other Revenue	144
Revenue from services rendered	272
Total income (expense)	416
Empresa de Energia Sao Manoel
INCOME
Revenue from services rendered	3,052	5,874
Other expenses	277,832
Total income (expense)	(274,780)	5,874
ENERGIA OLIMPICA S.A.
ASSETS
Dividends/interest on equity receivable	428
Total assets	428
TELES PIRES PARTICIPACOES
INCOME
Other expenses	(156,027)
Financial Expenses		(851)
Total income (expense)	156,027	(851)
CIA HIDREL TELES PIRES
ASSETS
Customers/Receivables	6,972	4,560
Total assets	6,972	4,560
LIABILITIES
Suppliers	11,422	(531)
Obligations/Accounts payable		6,704
Energy purchased for resale	111,578	7,685
Total liabilities	123,000	13,858
INCOME
Other Revenue	52,789
Expenses, energy purchased		(128,858)
Revenue from use of Electricity		36,105
Revenue from sale of Electricity	5,205
Total income (expense)	57,994	(92,753)
Vamcruz I Participacoes S.A.
ASSETS
Dividends/interest on equity receivable	1,382
Advances for future capital increase	9,800	43,099
Total assets	11,182	43,099
Rei dos Ventos
INCOME
Revenue from use of Electricity	700
Total income (expense)	700
Rei dos Ventos 3 Geradora de Energia S.A.
ASSETS
Customers/Receivables	156
Dividends/interest on equity receivable	364
Total assets	520
INCOME
Revenue from use of Electricity	1,096	685
Total income (expense)	1,096	685
CHAPADA DO PIAI I S.A.
ASSETS
Other assets		492
Total assets		492
Eolica Serra das Vacas Holding S.A.
ASSETS
Advances for future capital increase		9,442
Total assets		9,442
Chapada do Piaui II Holding S.A.
ASSETS
Advances for future capital increase		35,213
Total assets		35,213
Baraunas II
INCOME
Expenses, energy purchased	(6,625)
Total income (expense)	(6,625)
MUSSAMBE
ASSETS
Dividends/interest on equity receivable	143	R$ 143
Brasil Ventos Energia S.A
ASSETS
Advances for future capital increase	(4,797)
Total assets	(4,797)
Centrais Eolica Famosa I S.A
LIABILITIES
Other liabilities	582
Total liabilities	582
Centrais Eolica pau Brasil S.A
ASSETS
Customers	328
INCOME
Other Revenue	388
Other expenses	226
Total income (expense)	490
Centrais Eolica So Paulo S.A.
INCOME
Other Revenue	453
Other expenses	143
Revenue from use of Electricity	(383)
Total income (expense)	693
Centrais Eolica Rosada S.A
INCOME
Other Revenue	776
Other expenses	515
Revenue from use of Electricity	661
Total income (expense)	922
Puna I Elica S.A.
INCOME
Other Revenue	679
Other expenses	3,730
Total income (expense)	(3,051)
Carnaba I Elica S.A.
INCOME
Other Revenue	622
Other expenses	3,281
Total income (expense)	(2,659)
Carnaba II Elica S.ASPE S.A.
INCOME
Other Revenue	509
Other expenses	(2,352)
Total income (expense)	(1,843)
Carnaba III Elica S.A.
INCOME
Other Revenue	452
Other expenses	(2,375)
Total income (expense)	(1,923)
Carnaba V Elica S.A.
INCOME
Other Revenue	679
Other expenses	(3,232)
Total income (expense)	(2,553)
Cervantes I Elica S.A.
INCOME
Other Revenue	452
Other expenses	(2,386)
Total income (expense)	(1,934)
Cervantes II Elica S.A.
INCOME
Other Revenue	339
Other expenses	(1,837)
Total income (expense)	(1,498)
Bom Jesus Elica S.A.
INCOME
Other Revenue	509
Other expenses	143
Total income (expense)	366
Cachoeira Elica S.A
INCOME
Other Revenue	340
Other expenses	469
Total income (expense)	(129)
Pitimbu Elica S.A
INCOME
Other Revenue	509
Other expenses	889
Total income (expense)	(380)
So Caetano Elica S.A
INCOME
Other Revenue	713
Other expenses	227
Total income (expense)	486
So Caetano I Elica S.A
INCOME
Other Revenue	509
Other expenses	111
Total income (expense)	398
So Galvo Elica S.A.
INCOME
Other Revenue	623
Other expenses	394
Total income (expense)	229
Banda de Couro
INCOME
Expenses, energy purchased	(8,102)
Total income (expense)	(8,102)
Energia dos Ventos V
ASSETS
Advances for future capital increase	4,910
Total assets	4,910
LIABILITIES
Provisions	12,996
Total liabilities	12,996
Energia dos Ventos VI
ASSETS
Advances for future capital increase	7,249
Total assets	7,249
LIABILITIES
Provisions	17,936
Total liabilities	17,936
Energia dos Ventos VII
ASSETS
Advances for future capital increase	7,249
Total assets	7,249
LIABILITIES
Provisions	18,201
Total liabilities	18,201
Energia dos Ventos VIII
ASSETS
Advances for future capital increase	4,910
Total assets	4,910
LIABILITIES
Provisions	12,680
Total liabilities	12,680
Energia dos Ventos IX
ASSETS
Advances for future capital increase	4,910
Total assets	4,910
LIABILITIES
Provisions	12,929
Total liabilities	R$ 12,929